Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 90.2	$ 39.9	$ 47.1
Cash received from option exercises	$ 154.6	$ 50.9	$ 57.0
Maximum terms of awards (years)	10 years
Vesting period (years)	4 years
Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 34.0
Unrecognized compensation cost, period of recognition, in years (years)	3 years
Fair market value on grant date	$ 21.5
Stock options
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	$ 11.7
Unrecognized compensation cost, period of recognition, in years (years)	1 year 3 months 18 days
Fair market value on grant date	$ 22.7
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | Darden stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years